Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun. 28, 2021
INVESCO Government Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in Government Securities and/or repurchase agreements that are collateralized by Government Securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government Security generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.The Fund will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.The Fund is a Government Money Market Fund, as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7), that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulation requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity of portfolio securities of not more than 120 calendar days(determined without reference to exceptions regarding interest rate adjustments). Each investment must be determined to present minimal credit risks by Invesco Advisers, Inc. (Invesco or the Adviser) pursuant to guidelines approved by the Fund’s Board of Trustees (the Board), and must be an Eligible Security.In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:Money Market Fund Risk.Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time.The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.Debt Securities Risk. The prices of debt securities held by the Fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause the Fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce the Fund’s distributable income because interest payments on floating rate debt instruments held by the Fund will decline. The Fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. The Adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell securities at the prices at which they are carried on the Fund’s books and could experience a loss. If the Fund needed to sell large blocks of securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the securities’ prices, particularly for lower-rated and unrated securities, if applicable. An unexpected increase in redemptions by Fund shareholders (including requests from shareholders who may own a significant percentage of the Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.U.S. Government Obligations Risk. Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value.Yield Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. When interest rates are very low or negative, the Fund may not be able to maintain a positive yield or pay Fund expenses out of current income without impairing the Fund’s ability to maintain a stable net asset value. Additionally, inflation may outpace and diminish investment returns over time. Recent and potential future changes in monetary policy made by central banks and/or their governments may affect interest rates.Risk of Investing in Floating and Variable Rate Obligations. Some fixed-income securities have variable or floating interest rates that provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the stated prevailing market rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund.
Risk Money Market Fund May Impose Fees Or Suspend Sales [Text]	rr_RiskMoneyMarketFundMayImposeFeesOrSuspendSales	While the Board of Trustees may implement procedures to impose a fee upon the sale of your shares or temporarily suspend your ability to sell shares in the future if the Fund’s liquidity falls below required minimums because of market conditions or other factors, the Board has not elected to do so at this time.
Risk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to the Fund or maintain the Fund’s $1.00 share price at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31.The Fund’s past performance is not necessarily an indication of its future performance.Effective June 28, 2016, the Fund changed its investment strategy from a prime money market strategy to a strategy that classified the Fund as a “government money market fund,” as defined by Rule 2a-7 under the Investment Company Act of 1940 (1940 Act), and simultaneously changed its name to Invesco Government Money Market Fund. Performance shown prior to that date reflects the Fund’s former prime money market strategy, which permitted investments in certain types of securities that as a government money market fund, the Fund is no longer permitted to hold. Consequently, the performance information below would have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.Class A shares of the Fund have less than a calendar year of performance; therefore, the returns shown prior to May 15, 2020 are those of the Fund’s Invesco Cash Reserve shares. Although the Class A shares are invested in the same portfolio of securities, Class A shares' returns of the Fund will be different from Invesco Cash Reserve shares’ returns of the Fund as they have different expenses. Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.Updated performance information is available on the Fund’s website at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Invesco Cash Reserve sharesPeriod EndingReturnsYear-to-dateMarch 31, 20210.00%Best QuarterJune 30, 20190.48%Worst QuarterDecember 31, 20200.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Invesco Cash Reserve shares’ seven day yield on December 31, 2020, was 0.01%. For the current seven day yield, call (800) 959-4246.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 959-4246
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
INVESCO Government Money Market Fund | Invesco Cash Reserve
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	160
5 Years	rr_ExpenseExampleNoRedemptionYear05	280
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 628
2011	rr_AnnualReturn2011	0.03%
2012	rr_AnnualReturn2012	0.03%
2013	rr_AnnualReturn2013	0.07%
2014	rr_AnnualReturn2014	0.06%
2015	rr_AnnualReturn2015	0.06%
2016	rr_AnnualReturn2016	0.05%
2017	rr_AnnualReturn2017	0.29%
2018	rr_AnnualReturn2018	1.31%
2019	rr_AnnualReturn2019	1.72%
2020	rr_AnnualReturn2020	0.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1Year	rr_AverageAnnualReturnYear01	0.25%
5Years	rr_AverageAnnualReturnYear05	0.72%
10Years	rr_AverageAnnualReturnYear10	0.38%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Oct. 16, 1993
INVESCO Government Money Market Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	176
5 Years	rr_ExpenseExampleYear05	307
10 Years	rr_ExpenseExampleYear10	689
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	176
5 Years	rr_ExpenseExampleNoRedemptionYear05	307
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 689
1Year	rr_AverageAnnualReturnYear01	0.23%	[2]
5Years	rr_AverageAnnualReturnYear05	0.68%	[2]
10Years	rr_AverageAnnualReturnYear10	0.34%	[2]
InceptionDate	rr_AverageAnnualReturnInceptionDate	May 15, 2020
INVESCO Government Money Market Fund | Class AX
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	628
1 Year	rr_ExpenseExampleNoRedemptionYear01	51
3 Years	rr_ExpenseExampleNoRedemptionYear03	160
5 Years	rr_ExpenseExampleNoRedemptionYear05	280
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 628
1Year	rr_AverageAnnualReturnYear01	0.25%
5Years	rr_AverageAnnualReturnYear05	0.72%
10Years	rr_AverageAnnualReturnYear10	0.38%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2010
INVESCO Government Money Market Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	$ 212
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,172
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	350
5 Years	rr_ExpenseExampleNoRedemptionYear05	606
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,172
1Year	rr_AverageAnnualReturnYear01	(0.92%)
5Years	rr_AverageAnnualReturnYear05	0.39%
10Years	rr_AverageAnnualReturnYear10	0.31%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Aug. 04, 1997
INVESCO Government Money Market Fund | Class CX
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 227
3 Years	rr_ExpenseExampleYear03	397
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,303
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	397
5 Years	rr_ExpenseExampleNoRedemptionYear05	686
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,303
1Year	rr_AverageAnnualReturnYear01	(0.92%)
5Years	rr_AverageAnnualReturnYear05	0.39%
10Years	rr_AverageAnnualReturnYear10	0.31%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2010
INVESCO Government Money Market Fund | Class R
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	240
5 Years	rr_ExpenseExampleNoRedemptionYear05	417
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 930
1Year	rr_AverageAnnualReturnYear01	0.19%
5Years	rr_AverageAnnualReturnYear05	0.59%
10Years	rr_AverageAnnualReturnYear10	0.32%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Jun. 03, 2002
INVESCO Government Money Market Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	443
1 Year	rr_ExpenseExampleNoRedemptionYear01	36
3 Years	rr_ExpenseExampleNoRedemptionYear03	113
5 Years	rr_ExpenseExampleNoRedemptionYear05	197
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 443
1Year	rr_AverageAnnualReturnYear01	0.30%
5Years	rr_AverageAnnualReturnYear05	0.82%
10Years	rr_AverageAnnualReturnYear10	0.44%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Oct. 03, 2008
INVESCO Government Money Market Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	443
1 Year	rr_ExpenseExampleNoRedemptionYear01	36
3 Years	rr_ExpenseExampleNoRedemptionYear03	113
5 Years	rr_ExpenseExampleNoRedemptionYear05	197
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 443
1Year	rr_AverageAnnualReturnYear01	0.30%
5Years	rr_AverageAnnualReturnYear05	0.82%
10Years	rr_AverageAnnualReturnYear10	0.44%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2003
INVESCO Government Money Market Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
1 Year	rr_ExpenseExampleYear01	$ 32
3 Years	rr_ExpenseExampleYear03	100
5 Years	rr_ExpenseExampleYear05	174
10 Years	rr_ExpenseExampleYear10	393
1 Year	rr_ExpenseExampleNoRedemptionYear01	32
3 Years	rr_ExpenseExampleNoRedemptionYear03	100
5 Years	rr_ExpenseExampleNoRedemptionYear05	174
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 393
1Year	rr_AverageAnnualReturnYear01	0.31%
5Years	rr_AverageAnnualReturnYear05	0.88%	[3]
10Years	rr_AverageAnnualReturnYear10	0.47%	[3]
InceptionDate	rr_AverageAnnualReturnInceptionDate	Apr. 04, 2017
INVESCO Government Money Market Fund | Return After Taxes on Distributions | Invesco Cash Reserve
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	0.15%
5Years	rr_AverageAnnualReturnYear05	0.43%
10Years	rr_AverageAnnualReturnYear10	0.23%
INVESCO Government Money Market Fund | Return After Taxes on Distributions and Sale of Fund Shares | Invesco Cash Reserve
Risk Return Abstract	rr_RiskReturnAbstract
1Year	rr_AverageAnnualReturnYear01	0.15%
5Years	rr_AverageAnnualReturnYear05	0.43%
10Years	rr_AverageAnnualReturnYear10	0.23%

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Performance shown prior to the inception date is that of the Fund’s Invesco Cash Reserve shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class A shares.
[3]	Performance shown prior to the inception date is that of the Fund’s Invesco Cash Reserve shares and includes the 12b-1 fees applicable to Invesco Cash Reserve Shares.